Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Revenues from Continuing Operations and Non-Current Assets by Geographic Area
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2025	2024
United States	$32,281	$14,995
Poland	21,572	21,655
Canada	17,885	3,002
Germany	8,410	4,184
United Kingdom	8,204	12,774
Egypt	3,512	154
Spain	1,876	260
China	1,545	2,631
Netherlands	1,185	668
Denmark	342	2,157
France	317	4,023
Other countries	2,241	3,228
	$99,370	$69,731
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2025	2024
Canada	$76,664	$63,883
United States	3,539	4,322
Denmark	742	1,975
China	10	8,249
	$80,955	$78,429